OTHER PAYABLES AND ACCRUED LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2017
OTHER PAYABLES AND ACCRUED LIABILITIES [abstract]
Schedule of other payables and accrued liabilities
	2016	2017

Accrued payroll and welfare payable	1,509	1,490
Provision for retirement benefits	683	630
Accrued expenses	449	381
Advances from customers	3,272	3,096
Special oil gain levy payable	-	55
Royalties payable	240	75
Provision for dismantlement (note 25)	462	1,180
Other payables	8,251	7,199

	14,866	14,106